Lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liability
Schedule of lease liabilities

	12/31/2025	12/31/2024
Opening balances	3,188	4,321

Additions	319	—
Remeasurement	2,354	2,232
Interest expense	404	369
Disposal	(1,640)	(496)
Payments	(2,318)	(2,392)
Others	—	(47)
Foreign currency translation adjustment of subsidiary	494	(799)

Lease Liability total	2,801	3,188

Current	1,214	1,753
Non-Current	1,587	1,435

Schedule of maturity of lease liabilities

As at December 31, 2025
Less than one year	1,214
Year 2	408
Year 3	297
Year 4	265
Year 5	236
More than 5 years	381
Total contractual discounted cash flows	2,801